INVENTORIES	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES

7. INVENTORIES

Inventories consist of the following:

	As of December 31,
	2021	2020
Finished goods	$375,535	$589,814

For the years ended December 31, 2021 and 2020, the Company recognized $36,241 and $0 inventory write-down, respectively.